Description of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	€ 172,049	€ 156,862
Non-current assets	183,951	212,532
Current liabilities	(176,661)	(151,957)
Non-current liabilities	(103,975)	(112,619)
Revenue	328,343	386,962	€ 428,539
Loss for the year	(24,906)	(33,680)	33,119
Other comprehensive income/(loss)	(4,160)	(29)	824
Total comprehensive loss for the year	(29,066)	(33,709)	33,943
Loss allocated to NCI – 49%	(228)	(310)	(170)
Cash flow provided by operating activities	20,806	10,811	(5,203)
Cash flow used in investing activities	2,348	(3,325)	14,567
Cash flow used in financing activities (dividends to NCI: nil)	(5,577)	(24,169)	€ 2,192
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets	4,122	2,870
Non-current assets	8,093	10,479
Current liabilities	(4,995)	(4,186)
Non-current liabilities	(5,876)	(7,267)
Net assets	1,344	1,896
Net assets attributable to NCI – 49%	659	929
Revenue	9,756	10,163
Expenses	(10,177)	(10,581)
Loss for the year	(421)	(418)
Other comprehensive income/(loss)	(131)	37
Total comprehensive loss for the year	(552)	(381)
Loss allocated to NCI – 49%	(206)	(205)
Other comprehensive income/(loss) allocated to NCI	(64)	18
Cash flow provided by operating activities	2,350	1,530
Cash flow used in investing activities	(119)	(1,188)
Cash flow used in financing activities (dividends to NCI: nil)	€ (1,266)	€ (603)